REVENUES (Schedule of Significant Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Balance, beginning of the period	$ 10,987	$ 7,999
New performance obligations	6,329	5,210
Reclassification to revenue as a result of satisfying performance obligations	(4,657)	(2,222)
Balance, end of the period	12,659	10,987
Less: long-term portion of deferred revenue	9,275	7,495
Current portion, end of period	$ 3,384	$ 3,492